Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss and capital loss carryforwards	$ 26,539	$ 25,064
Intangible assets	2,381	2,319
Share-based compensation	1	28
Other	992	893
Deferred tax assets, gross	29,913	28,304
Valuation allowance for deferred tax assets	(29,854)	(28,246)
Deferred tax assets, net of valuation allowance	59	58
Deferred tax liabilities:
Indefinite-lived intangible assets	(74)	(74)
Deferred tax liabilities	(74)	(74)
Net deferred tax liabilities	$ (15)	$ (16)